FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 12-31-2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: Chief Executive Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, 02-08-2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     9645        116674 SH       Sole          105004.000         11670.000
AT&T                           COM              00206R102     8026        286335 SH       Sole          257552.000         28783.000
Abbott Laboratories            COM              002824100     5836        108086 SH       Sole           95646.000         12440.000
Advance Auto Parts             COM              00751Y106     4125        101905 SH       Sole           92300.000          9605.000
Aecom Technology Corp.         COM              00766T100     5890        214165 SH       Sole          193695.000         20470.000
Allstate Corp.                 COM              020002101     2388         79489 SH       Sole           74989.000          4500.000
Anadarko Petroleum Corp        COM              032511107     9558        153128 SH       Sole          143358.000          9770.000
Apache Corp.                   COM              037411105     3277         31765 SH       Sole           28465.000          3300.000
Atmel Corp.                    COM              049513104     1898        411700 SH       Sole          392875.000         18825.000
BP PLC-Spons ADR               COM              055622104      319          5495 SH       Sole            4299.000          1196.000
Bank of America Corp           COM              060505104     2157        143245 SH       Sole          137035.000          6210.000
Bank of New York Mellon Corp.  COM              064058100     5625        201125 SH       Sole          182820.000         18305.000
Bard, C.R.                     COM              067383109      277          3558 SH       Sole            3558.000
Barrick Gold Corp.             COM              067901108     3902         99095 SH       Sole           95590.000          3505.000
Becton Dickinson & Co.         COM              075887109     6564         83230 SH       Sole           77485.000          5745.000
Berkshire Hathaway Cl B        COM              084670207      325            99 SH       Sole              36.000            63.000
Chevron Corporation            COM              166764100     6655         86435 SH       Sole           79880.082          6555.000
Cisco Systems Inc              COM              17275R102     2968        123965 SH       Sole          106660.000         17305.000
Clorox Company                 COM              189054109     3366         55175 SH       Sole           47150.000          8025.000
Coca-Cola Company              COM              191216100     8966        157305 SH       Sole          134990.000         22315.000
Colgate Palmolive              COM              194162103      359          4375 SH       Sole            4375.000
Conagra Foods Inc.             COM              205887102     8957        388570 SH       Sole          351205.000         37365.000
EMC Corp.                      COM              268648102     4277        244810 SH       Sole          208115.000         36695.000
Exxon Mobil Corporation        COM              30231G102     1831         26857 SH       Sole           15545.000         11312.000
FedEx Corporation              COM              31428X106     8383        100459 SH       Sole           90894.000          9565.000
General Electric               COM              369604103     6134        405409 SH       Sole          352248.588         53160.000
General Mills                  COM              370334104     8768        123825 SH       Sole          110415.000         13410.000
Grainger W.W.                  COM              384802104      465          4800 SH       Sole             800.000          4000.000
Hewlett Packard Company        COM              428236103    11616        225519 SH       Sole          204194.527         21324.000
IBM                            COM              459200101     5009         38266 SH       Sole           32585.743          5680.000
JPMorgan Chase & Co.           COM              46625H100     3070         73673 SH       Sole           62764.000         10909.000
Johnson & Johnson              COM              478160104     9126        141688 SH       Sole          130682.598         11005.000
Kohl's Corp.                   COM              500255104     6755        125264 SH       Sole          113189.000         12075.000
Marsh & McLennan               COM              571748102     5616        254349 SH       Sole          232919.000         21430.000
McDonalds Corp                 COM              580135101      758         12135 SH       Sole            7415.000          4720.000
Medtronic Inc                  COM              585055106     7061        160560 SH       Sole          142160.000         18400.000
Merck & Company                COM              589331107      290          7935 SH       Sole            1135.000          6800.000
Morgan Stanley                 COM              617446448     4919        166194 SH       Sole          150779.000         15415.000
Newmont Mining Corp.           COM              651639106     2840         60025 SH       Sole           49875.000         10150.000
Noble Corp                     COM              H5833N103      639         15710 SH       Sole           15710.000
Oracle Corp.                   COM              68389X105    10797        440175 SH       Sole          399285.000         40890.000
Parker Hannifin Corp.          COM              701094104     6172        114546 SH       Sole          103842.000         10704.000
PepsiCo                        COM              713448108      275          4527 SH       Sole            4126.886           400.000
Pfizer                         COM              717081103      453         24915 SH       Sole            2975.000         21940.000
Royal Dutch Shell PLC - Class  COM              780259206      652         10850 SH       Sole            2450.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     6749        116103 SH       Sole          102882.993         13219.999
Staples, Inc.                  COM              855030102     7546        306884 SH       Sole          279339.000         27545.000
Stryker Corp                   COM              863667101     3413         67756 SH       Sole           58566.000          9190.000
Symantec Corp                  COM              871503108     9288        519180 SH       Sole          474210.000         44970.000
Sysco Corporation              COM              871829107     2569         91938 SH       Sole           86772.904          5165.000
Transocean, Inc. New           COM              H8817H100     4807         58060 SH       Sole           52489.001          5571.000
U.S. Bancorp                   COM              902973304     5497        244191 SH       Sole          221181.000         23010.000
Verizon Communications         COM              92343V104     8216        247994 SH       Sole          222560.000         25434.000
WalMart Stores                 COM              931142103     8257        154478 SH       Sole          138923.000         15555.000
Williams Cos. Inc.             COM              969457100     8972        425635 SH       Sole          387235.000         38400.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $272,306